Amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ (17,379)	$ (6,973)	$ (6,007)
Non-contractual customer relationships
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(9,773)	(785)	0
Contractual rights
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(2,526)	(3,623)	(3,623)
Placement agent fees
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(1,442)	(2,148)	(2,300)
Brands
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(3,228)	(253)	0
Software
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ (410)	$ (164)	$ (84)